Segments	6 Months Ended
Jun. 30, 2025
Segments
Segments

16    Segments

Until the acquisition of the drybulk vessels in 2023, the Company reported financial information and evaluated its operations by total charter revenues. Since 2023, for management purposes, the Company is organized based on operating revenues generated from container vessels and drybulk vessels and has two reporting segments: (1) a container vessels segment and (2) a drybulk vessels segment. The container vessels segment owns and operates container vessels which are primarily chartered on multi-year, fixed-rate time charter and bareboat charter agreements. The drybulk vessels segment owns and operates drybulk vessels to provide drybulk commodities transportation services.

The Company’s chief operating decision maker, chief executive officer monitors and assesses the performance of the container vessels segment and the drybulk vessels segment based on net income. Items included in the applicable segment’s net income are directly allocated to the extent that the items are directly or indirectly attributable to the segments. With regards to the items that are allocated by indirect calculations, their allocation is commensurate to the utilization of key resources. Investments in marketable securities and investments in affiliates accounted for using the equity method accounting are not allocated to any of the Company’s reportable segments.

The following table summarizes our selected financial information for the six months ended and as of June 30, 2025, by segment (in thousands):

	Container	Dry bulk
Income Statement Metrics for the six months	vessels	vessels
ended June 30, 2025 (thousands US$)	segment	segment	Total
Operating revenues	$475,636	$39,825	$515,461
Voyage expenses	(17,734)	(17,211)	(34,945)
Vessel operating expenses	(92,571)	(15,516)	(108,087)
Depreciation	(74,154)	(6,572)	(80,726)
Amortization of deferred drydocking and special survey costs	(18,252)	(4,233)	(22,485)
Interest income	7,208	—	7,208
Interest expense	(19,714)	—	(19,714)
Other segment items (1)	(25,481)	(2,569)	(28,050)
Net Income per segment	$234,938	$(6,276)	$228,662
Gain on investments, dividend income and equity loss on investments, net of interest income			17,389
Net Income			$246,051
1.	Other segment items for each reportable segment include general and administrative expenses, other finance expenses, other income/(expenses) and loss on derivatives

	Container	Dry bulk
Balance Sheet Metrics as of June 30, 2025	vessels	vessels
(thousands US$)	segment	segment	Total
Total Assets per segment	$4,147,326	$265,676	$4,413,002
Marketable Securities			107,919
Receivable from affiliates			239
Total Assets			$4,521,160

16    Segments (Continued)

The following table summarizes our selected financial information for the six months ended and as of June 30, 2024, by segment (in thousands):

	Container	Dry bulk
Income Statement Metrics for the six months	vessels	vessels
ended June 30, 2024 (thousands US$)	segment	segment	Total
Operating revenues	$463,997	$35,758	$499,755
Voyage expenses	(16,741)	(16,279)	(33,020)
Vessel operating expenses	(79,430)	(10,774)	(90,204)
Depreciation	(65,255)	(3,988)	(69,243)
Amortization of deferred drydocking and special survey costs	(12,135)	(289)	(12,424)
Interest income	5,859	—	5,859
Interest expense	(8,230)	—	(8,230)
Net gain on disposal of vessel	7,094	—	7,094
Other segment items (1)	(23,117)	(1,801)	(24,918)
Net Income per segment	$272,042	$2,627	$274,669
Gain on investments, dividend income and equity loss on investments			16,981
Net Income			$291,650

1.	Other segment items for each reportable segment include general and administrative expenses, other finance expenses, other income/(expenses) and loss on derivatives

	Container	Dry bulk
	vessels	vessels
Balance Sheet Metrics as of June 30, 2024 (thousands US$)	segment	segment	Total
Total Assets per segment	$3,710,004	$237,057	$3,947,061
Marketable Securities			99,232
Investment in affiliates			64
Total Assets			$4,046,357